Stockholders' Equity (Tables)	12 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Summary of Dividends Paid Per Share	The following table summarizes the dividends declared and paid per share on both the Company’s Class A Common Stock and Class B Common Stock:

	For the fiscal years ended June 30,
	2024	2023	2022
Cash dividends paid per share	$0.20	$0.20	$0.20

Summary of Shares Repurchased and Subsequently Retired and the Related Consideration Paid	The following table summarizes the shares repurchased and subsequently retired and the related consideration paid during the fiscal years ended June 30, 2024, 2023 and 2022:

	For the fiscal years ended June 30,
	2024		2023		2022
	Shares	Amount	Shares	Amount	Shares	Amount
	(in millions)
Class A Common Stock	3.4	$79	9.5	$159	5.8	$122
Class B Common Stock	1.6	38	4.7	81	2.9	61
Total	5.0	$117	14.2	$240	8.7	$183